Post-employment Benefits - Summary of Assumptions to Determine Defined Benefit Obligations (Detail)	Dec. 31, 2018	Dec. 31, 2017
Futura [member]
Disclosure of defined benefit plans [line items]
Discount rate	9.50%	9.55%
Inflation rate	4.20%	4.00%
Increase in pension plans	4.20%	4.00%
Comgas [member]
Disclosure of defined benefit plans [line items]
Discount rate	9.30%	9.52%
Inflation rate	4.00%	4.00%
Future salary increases	7.12%	7.12%
Increase in pension plans	7.12%	4.00%